Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
Reportable segment information, including intercompany transactions accounted for at prevailing market rates, for the years ended December 31, 2016, 2015 and 2014 is presented below:
Segment Data as of and for the Year Ended December 31, 2016
(amounts in millions)

	PJM	NY/NE	MISO	IPH	CAISO	Other and Eliminations	Total
Domestic:
Unaffiliated revenues	$2,147	$836	$410	$755	$142	$—	$4,290
Intercompany and affiliate revenues	55	1	(27)	(1)	—	—	28
Total revenues	$2,202	$837	$383	$754	$142	$—	$4,318

Depreciation expense	$(346)	$(215)	$(49)	$(32)	$(42)	$(5)	$(689)
Impairments	(65)	—	(645)	(148)	—	—	(858)
Gain on sale of assets, net	—	—	—	1	—	(2)	(1)
General and administrative expense	—	—	—	—	—	(161)	(161)
Acquisition and integration costs	—	—	—	8	—	(19)	(11)

Operating income (loss)	$414	$(29)	$(745)	$(87)	$(5)	$(188)	$(640)

Bankruptcy reorganization items	—	—	—	(96)	—	—	(96)
Earnings from unconsolidated investments	7	—	—	—	—	—	7
Interest expense	—	—	—	—	—	(625)	(625)
Other income and expense, net	9	1	—	15	12	28	65
Loss before income taxes							(1,289)
Income tax expense	—	—	—	—	—	45	45
Net loss							(1,244)
Less: Net loss attributable to noncontrolling interest							(4)
Net loss attributable to Dynegy Inc.							$(1,240)

Total assets—domestic	$4,939	$2,769	$352	$713	$485	$3,795	$13,053
Capital expenditures	$(160)	$(64)	$(12)	$(40)	$(7)	$(10)	$(293)
Segment Data as of and for the Year Ended December 31, 2015
(amounts in millions)

	PJM	NY/NE	MISO	IPH	CAISO	Other and Eliminations	Total
Domestic:
Unaffiliated revenues	$1,708	$705	$475	$804	$178	$—	$3,870
Intercompany revenues	8	(10)	7	(5)	—	—	—
Total revenues	$1,716	$695	$482	$799	$178	$—	$3,870

Depreciation expense	$(281)	$(186)	$(39)	$(29)	$(48)	$(4)	$(587)
Impairments	—	(25)	(74)	—	—	—	(99)
Gain on sale of assets, net	—	—	—	—	(1)	—	(1)
General and administrative expense	—	—	—	—	—	(128)	(128)
Acquisition and integration costs	—	—	—	—	—	(124)	(124)

Operating income (loss)	$423	$(56)	$(92)	$49	$(8)	$(252)	$64

Earnings from unconsolidated investments	1	—	—	—	—	—	1
Interest expense	—	—	—	—	—	(546)	(546)
Other income and expense, net	(2)	—	1	—	—	55	54
Loss before income taxes							(427)
Income tax benefit	—	—	—	—	—	474	474
Net income							47
Less: Net loss attributable to noncontrolling interest							(3)
Net income attributable to Dynegy Inc.							$50

Total assets—domestic	$5,474	$2,970	$1,098	$897	$534	$486	$11,459
Investment in unconsolidated affiliate	$190	$—	$—	$—	$—	$—	$190
Capital expenditures	$(106)	$(52)	$(56)	$(63)	$(11)	$(13)	$(301)
Segment Data as of and for the Year Ended December 31, 2014
(amounts in millions)

	PJM	NY/NE	MISO	IPH	CAISO	Other and Eliminations	Total
Domestic:
Unaffiliated revenues	$340	$466	$584	$850	$257	$—	$2,497
Intercompany revenues	(9)	(9)	21	(4)	1	—	—
Total revenues	$331	$457	$605	$846	$258	$—	$2,497

Depreciation expense	$(84)	$(26)	$(51)	$(37)	$(44)	$(5)	$(247)
Gain on sale of assets, net	—	—	—	—	1	17	18
General and administrative expense	—	—	—	—	—	(114)	(114)
Acquisition and integration costs	—	—	—	(16)	—	(19)	(35)

Operating income (loss)	$(1)	$79	$52	$(2)	$(27)	$(120)	$(19)

Bankruptcy reorganization items	—	—	—	—	—	3	3
Earnings from unconsolidated investments	—	—	—	—	—	10	10
Interest expense	—	—	—	—	—	(223)	(223)
Other income and expense, net	—	—	—	—	—	(39)	(39)
Loss from continuing operations before income taxes							(268)
Income tax benefit	—	—	—	—	—	1	1
Net loss							(267)
Less: Net income attributable to noncontrolling interest							6
Net loss attributable to Dynegy Inc.							$(273)

Total assets—domestic	$1,055	$363	$1,166	$1,039	$584	$6,947	$11,154
Capital expenditures	$(12)	$(7)	$(39)	$(45)	$(18)	$(4)	$(125)

Schedule of Revenue by Major Customers by Reporting Segments
Our total revenues for customers who individually accounted for more than 10 percent of our consolidated revenues, and the segments impacted, for the years ended December 31, 2016, 2015 and 2014 are presented below:

(amounts in millions)	Revenues
Customers	2016	2015	2014	Segment(s)
PJM	$1,366	$1,088	N/A	PJM, IPH
MISO	$688	$842	$836	MISO, IPH
ISO-NE	$437	N/A	N/A	NY/NE
NYISO	N/A	N/A	$342	NY/NE